Employee benefit plans - Net Periodic Benefit Cost of Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Employee benefit plans
Service cost	¥ 2,089	¥ 1,945	¥ 4,120	¥ 3,882
Interest cost	523	772	1,046	1,545
Expected return on plan assets	(1,516)	(1,433)	(3,032)	(2,866)
Amortization of net actuarial losses	364	589	739	1,063
Amortization of prior service cost	(287)	(285)	(574)	(573)
Net periodic benefit cost	¥ 1,173	¥ 1,588	¥ 2,299	¥ 3,051